Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
My Car [Member]
Related Party Transaction [Line Items]
Expense paid by the related parties on behalf of the Group	[1]		$ (2,451)	$ (135)
Repayments to related parties	[1]		5,758
Magic loan repaid by related parties on behalf of the Group	[1]		(3,056)
Loan to a related party	[1]		1,490
Mr. Alan Nan Wu [Member]
Related Party Transaction [Line Items]
Expense paid by the related parties on behalf of the Group	[2]	(53)	(960)
Loan proceeds from related parties	[2]		(2,359)
Repayments to related parties	[2]	4,658
Repayments of Mr.Nan Wu loan by Tianjin Tuoda	[2]	1,592
Magic loan repaid by related parties on behalf of the Group	[2]		(3,338)
The claim on My Car transferred to Mr. Nan Wu	[2]		(1,490)
ICONIQ Institute [Member]
Related Party Transaction [Line Items]
Expense paid by the related parties on behalf of the Group			(37)	(235)
Recovery of loan to related parties			(78)
Advance petty cash to a related party				353
Tianjin Tuoda [Member]
Related Party Transaction [Line Items]
Expense paid by the related parties on behalf of the Group	[3]			(123)
Expenses paid by the Group on behalf of a related party	[3]		6,083
Repayments to related parties	[3]		7,238
Recovery of loan to related parties	[3]		(5,763)
Commission fee to a related party	[3]		(13,000)
Loan to a related party	[3]	15,679
Shanghai OBS [Member]
Related Party Transaction [Line Items]
Technical service provided by a related party		380
Vision Path [Member]
Related Party Transaction [Line Items]
Loan proceeds from related parties	[4]		(5,045)
Magic [Member]
Related Party Transaction [Line Items]
Loan proceeds from related parties	[5]			(6,151)
Repayments to related parties	[5]		6,394
Interest expenses of loan from a related party	[5]		(84)	(431)
AI Ataa [Member]
Related Party Transaction [Line Items]
Accrued financial expenses to PIPE Investor		(30,000)	(3,863)
Muse Limited [Member]
Related Party Transaction [Line Items]
Advance petty cash to a related party		$ 23,338	$ 3,197

[1]	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.5 million, which were interest-free and repayable on demand, and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2023 and 2022 was nil.
[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group repaid US$4.6 million to Mr. Alan Nan Wu.
[3]

In 2018 and 2019, the Group provided several short-term interest-free loans totaled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.

During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to $15.7 million to Tianjin Tuoda to support its normal operations.

[4]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of the date the issuance of the consolidated financial statements, the amount is due and the Group does not make any payment to Vision Path. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, and the guarantee is expired and the Group has not made any payment to Hainan Union on behalf of Vision Path as of the issuance date of the consolidated financial statements. See Note 24 Commitments and contingencies for details.
[5]	In 2021, Magic provided short-term loans totaled US$6.6 million to the Group, at an interest rate of 12% per annum. In 2022, Mr. Alan Nan Wu repaid loan in full on behalf of the Group to Magic.